Financial instruments-Risk management and fair value - Summary of Company's Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,583,024	$ 5,742,286
Liabilities	3,807,601	3,369,543
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	69,736	109,167
Liabilities		51
Recurring fair value measurement | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Liabilities		51
Recurring fair value measurement | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	69,527	107,757
Recurring fair value measurement | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	209	1,410
Recurring fair value measurement | Quoted prices in active markets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	69,736	109,167
Liabilities		51
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Liabilities		51
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	69,527	107,757
Recurring fair value measurement | Quoted prices in active markets (Level 1) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	209	1,410
Recurring fair value measurement | Significant observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities		0
Recurring fair value measurement | Significant observable inputs (Level 2) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Liabilities		0
Recurring fair value measurement | Significant observable inputs (Level 2) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Significant observable inputs (Level 2) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities		0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Liabilities		0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Investment funds
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Foreign currency forward
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0